Share-Based Compensation - Summary of Service-Based Restricted Stock Unit Activity (Details) - Service Based Restricted Stock Units shares in Millions	12 Months Ended
Jul. 01, 2017 $ / shares shares
Number of Non-vested RSUs
Non-vested (shares) | shares	3.7
Granted (shares) | shares	2.1
Vested (shares) | shares	(1.8)
Forfeited (shares) | shares	(0.5)
Non-vested (shares) | shares	3.5
Weighted-Average Grant-Date Fair Value per RSU
Non-vested (USD per share) | $ / shares	$ 49.06
Granted (USD per share) | $ / shares	39.57
Vested (USD per share) | $ / shares	39.18
Forfeited (USD per share) | $ / shares	35.33
Non-vested (USD per share) | $ / shares	$ 50.28